Leases	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Leases
Note 11. Leases

For the years ended as of December 31, 2020 and 2019, the change in the Company’s right-of-use assets, is as follows:

	2020	2019
Balance at beginning of the period	Ps. 1,382	Ps. 1,797
Additions	599	215
Disposals	(112)	(36)
Depreciation	(596)	(555)
Hyperinflationary economies effect	14	20
Indexation effect	145	15
Effects of changes in foreign exchange rates	(154)	(74)
Balance at end of the period	Ps. 1,278	Ps. 1,382

As of December 31, 2020 and 2019, scheduled maturities of the Company’s lease liabilities, are as follows:

	2020	2019
Maturity analysis
Less than one year	Ps. 560	Ps. 483
One to three years	306	238
More than three years	440	662
Balance at end of the period	Ps. 1,306	Ps. 1,383
Current	Ps. 560	Ps. 483
Non-Current	Ps. 746	Ps. 900

The interest expense for leases reported in the income statements for the periods ended on December 31, 2020 and 2019 was Ps. 105 and Ps. 129, respectively.

The expenses for the low value assets and short-term leases reported in the income statements for the period ended on December 31, 2020 and 2019 were Ps. 190 and 187, respectively.

As of December 31, 2020 and 2019, the weighted average incremental borrowing rate was 6.58% and 7.68%, respectively.

Rental expense charged to consolidated net income was Ps. 1,063 for the year ended December 31, 2018.

As of December 31, 2020, the accumulated amount of concessions, decreases or cancellations for rent, which arose as a direct consequence of COVID-19 were not material. The Company applied the practical expedient to all decreases that met the criteria of the amendment to IFRS 16 effective as of June 1, 2020.